CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Sales revenues
Total sales revenues	¥ 31,379,507	¥ 27,214,594	¥ 29,866,547
Costs and expenses
Selling, general and administrative	2,975,977	2,634,625	2,981,965
Total costs and expenses	28,383,811	25,016,845	27,467,315
Operating income	2,995,697	2,197,748	2,399,232
Share of profit (loss) of investments accounted for using the equity method	560,346	351,029	310,247
Other finance income	334,760	435,229	305,846
Other finance costs	(43,997)	(47,537)	(47,155)
Foreign exchange gain (loss), net	216,187	15,142	(94,619)
Other income (loss), net	(72,461)	(19,257)	(80,607)
Income before income taxes	3,990,532	2,932,354	2,792,942
Income tax expense	1,115,918	649,976	681,817
Net income	2,874,614	2,282,378	2,111,125
Net income attributable to
Toyota Motor Corporation	2,850,110	2,245,261	2,036,140
Non-controlling interests	24,504	37,118	74,985
Net income	¥ 2,874,614	¥ 2,282,378	¥ 2,111,125
Earnings per share attributable to Toyota Motor Corporation
Basic	¥ 205.23	¥ 160.65	¥ 145.49
Diluted	¥ 205.23	¥ 158.93	¥ 144.02
Sales of products [Member]
Sales revenues
Total sales revenues	¥ 29,073,428	¥ 25,077,398	¥ 27,693,693
Costs and expenses
Cost of goods and services sold	24,250,784	21,199,890	23,103,596
Financial services [Member]
Sales revenues
Total sales revenues	2,306,079	2,137,195	2,172,854
Costs and expenses
Cost of goods and services sold	¥ 1,157,050	¥ 1,182,330	¥ 1,381,755